Post-employment benefits - Text Details (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Post-employment benefits - Text Details (Detail) [Line Items]
Percentage of unquoted assets		33.00%	33.00%	33.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Weighted average duration of defined benefit obligation		11 years	11 years	11 years
Actuarial assumption of mortality rates		0.10
Cash outflow	€ 424
Employer contributions	30
Post-employment benefit expense, defined benefit plans	41	€ 56	€ 46		€ 95
Interest expense (income), net defined benefit liability (asset)		22	23		37
Included in financial expense [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		€ 22	23		€ 37
Interest expense (income), net defined benefit liability (asset)	13
Bottom of range [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase in actuarial assumption of life expectancy after retirement		6 months
Top of range [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase in actuarial assumption of life expectancy after retirement		1 year
GERMANY
Post-employment benefits - Text Details (Detail) [Line Items]
Weighted average duration of defined benefit obligation		13 years
Employer contributions	15
Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Weighted average duration of defined benefit obligation		11 years
Employer contributions	15
UNITED STATES
Post-employment benefits - Text Details (Detail) [Line Items]
De-risking contributions paid into pension plan			€ 130	$ 150
Weighted average duration of defined benefit obligation		11 years
Employer contributions	0
Defined contribution plans [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	354
Defined contribution plans [Member] | NETHERLANDS
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	173
Defined contribution plans [Member] | Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	54
Defined contribution plans [Member] | UNITED STATES
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	127
Unfunded defined-benefit plans [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	40
Unfunded defined-benefit plans [Member] | GERMANY
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	19
Unfunded defined-benefit plans [Member] | Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	11
Unfunded defined-benefit plans [Member] | UNITED STATES
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	€ 10